Summary of Significant Accounting Policies and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies and Basis of Presentation (Tables) [Line Items]
Schedule of balance sheet is an increase to class A ordinary shares
As of March 25, 2021	As Restated	Adjustment	As Restated
Total assets	$353,411,664	—	$353,411,664
Total liabilities	$32,741,792	—	$32,741,792
Class A ordinary shares subject to possible redemption	315,669,870	34,330,130	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	343	(343)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,632,580	(5,632,580)	—
Accumulated deficit	(633,927)	(28,697,207)	(29,331,134)
Total shareholders’ equity (deficit)	$5,000,002	$(34,330,130)	$(29,330,128)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$353,411,664	$—	$353,411,664
As of March 31, 2021	As Reported	Adjustment	As Restated
Total assets	$352,238,041	—	$352,238,041
Total liabilities	$31,383,762	—	$31,383,762
Class A ordinary shares subject to possible redemption	315,854,270	34,145,730	350,000,000
Preferred shares	—	—	—
Class A ordinary shares	341	(341)	—
Class B ordinary shares	1,006	—	1,006
Additional paid-in capital	5,663,632	(5,663,632)	—
Accumulated deficit	(664,970)	(28,481,757)	(29,146,727)
Total shareholders’ equity (deficit)	$5,000,009	$(34,145,730)	$(29,145,721)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$352,238,041	$—	$352,238,041
As of June 30, 2021	As Reported	Adjustment	As Restated
Total assets	$383,961,447	—	$383,961,447
Total liabilities	$50,589,661	—	$50,589,661
Class A ordinary shares subject to possible redemption	328,371,780	54,222,790	382,594,570
Preferred shares	—	—	—
Class A ordinary shares	543	(543)	—
Class B ordinary shares	956	—	956
Additional paid-in capital	23,011,468	(23,011,468)	—
Accumulated deficit	(18,012,961)	(31,210,779)	(49,223,740)
Total shareholders’ equity (deficit)	$5,000,006	$(54,222,790)	$(49,222,784)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$383,961,447	$—	$383,961,447

Schedule of financial statement adjustments related to the restatement discussed above of the company’s previously reported statement of cash flows
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,148,996)	$—	$(1,148,996)
Cash Flows from Investing Activities	$(350,000,000)	$—	$(350,000,000)
Cash Flows from Financing Activities	$352,305,454	$—	$352,305,454
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$12,250,000	$—	$12,250,000
Initial value of Class A ordinary shares subject to possible redemption	$315,854,270	$(315,854,270)	$—
	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(1,879,536)	$—	$(1,879,536)
Cash Flows from Investing Activities	$(382,594,570)	$—	$(382,594,570)
Cash Flows from Financing Activities	$384,908,713	$—	$384,908,713
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$70,000	$—	$70,000
Offering costs paid by related party under promissory note	$74,500	$—	$74,500
Deferred underwriting commissions	$13,390,810	$—	$13,390,810
Initial value of Class A ordinary shares subject to possible redemption	$334,712,170	$(334,712,170)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(6,340,391)	$6,340,391	$—

Schedule of previously reported statement of shareholders’ equity
	Total Shareholders’ Equity (Deficit), As Reported	Adjustment	Total Shareholders’ Equity (Deficit), As Restated
Balance – January 11, 2021 (inception)	$—	$—	$—
Issuance of Class B ordinary shares to Sponsor	25,000	—	25,000
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	340,235,810	(340,235,810)	—
Excess cash received over the fair value of the private warrants	221,890	—	221,890
Offering costs	(18,963,451)	18,963,451	—
Shares subject to possible redemption	(315,854,270)	315,854,270	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(28,727,640)	(28,727,640)
Net loss	(664,970)	—	(664,970)
Balance – March 31, 2021 (Unaudited)	$5,000,009	$(34,145,729)	$(29,145,720)
Sale of units in initial public offering, less fair value of derivative liabilities for public warrants	31,603,700	$(31,603,700)	—
Offering costs	(1,738,203)	1,738,203	—
Forfeiture of Class B ordinary shares	—	—	—
Shares subject to possible redemption	(12,517,509)	12,517,509	—
Accretion of Class A ordinary shares subject to possible redemption amount	—	(2,729,073)	(2,729,073)
Net loss	(17,347,991)	—	(17,347,991)
Balance – June 30, 2021 (Unaudited)	$5,000,006	$(54,222,790)	$(49,222,784)

Schedule of weighted average shares outstanding and basic and diluted earnings per common shares
	EPS for Class A ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	33,156,919	(29,800,755)	3,356,164
Basic and diluted earnings per share	$—	$(0.05)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	31,599,183	6,230,455	37,829,638
Basic and diluted earnings per share	$—	$(0.37)	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	31,713,657	(9,228,919)	22,484,738
Basic and diluted earnings per share	$—	$(0.57)	$(0.57)
	EPS for Class B ordinary shares
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021) – for the period from January 11, 2021 (inception) through March 31, 2021
Net loss	$(664,970)	$—	$(664,970)
Weighted average shares outstanding	8,922,428	(172,428)	8,750,000
Basic and diluted earnings per share	$0.07	$(0.12)	$(0.05)
Form 10-Q (June 30, 2021) – three months ended June 30, 2021
Net loss	$(17,347,991)	$—	$(17,347,991)
Weighted average shares outstanding	15,687,865	(6,230,456)	9,457,409
Basic and diluted earnings per share	$(1.11)	$0.74	$(0.37)
Form 10-Q (June 30, 2021) – for the period from January 11, 2021 (inception) through June 30, 2021
Net loss	$(18,012,961)	$—	$(18,012,961)
Weighted average shares outstanding	12,676,421	(3,533,895)	9,142,526
Basic and diluted earnings per share	$(1.42)	$0.85	$(0.57)

Schedule calculation of basic and diluted net income (loss) per ordinary share
	For the Three Months Ended September 30, 2021		For the Period From January 11, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary shares:
Numerator:
Allocation of net income (loss)	$9,003,541	$2,250,885	$(5,081,123)	$(1,677,412)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	38,259,457	9,564,864	28,153,778	9,294,304

Basic and diluted net income (loss) per ordinary share	$0.24	$0.24	$(0.18)	$(0.18)

VIECO USA, Inc. [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Tables) [Line Items]
Schedule of property, plant and equipment
Leasehold improvements	Shorter of the estimated useful life or lease term
Machinery and equipment	5 to 7 years
Aircraft	15 years
IT software and equipment	3 to 5 years